Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of shareholders' capital

	Number of Common Shares (000s)	Amount
Balance, December 31, 2021	564,213	$5,736,593
Vesting of share awards	5,035	8,501
Common shares repurchased and cancelled	(24,318)	(245,430)
Balance, December 31, 2022	544,930	$5,499,664
Issued on corporate acquisition (note 4)	311,370	1,326,435
Vesting of share awards	5,892	26,229
Common shares repurchased and cancelled	(40,511)	(325,039)
Balance, December 31, 2023	821,681	$6,527,289

Schedule of dividends
The following dividends were declared by Baytex during the year ended December 31, 2023:

Record Date	Payable Date	Per Share Amount	Dividend Amount
September 15, 2023	October 2, 2023	$0.0225	$19,138
December 15, 2023	January 2, 2024	$0.0225	18,381
Total dividends declared			$37,519